CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ (3,495,988)	$ (11,525,157)	$ (14,028,165)	$ (5,377,489)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	517,367	199,707	591,069	213,823
Amortization	365,470	560,131	868,622	760,350
Amortization of debt discount	450,661	539,796	2,797,185	0
Promissory note issued for research and development	1,000,000	0	0	0
Accretion of interest	0	0	0	29,681
Gain (loss) on conversions and settlements of debt and notes payable	775,650	0	(138,815)	0
Derivative expense	400,019	8,105,901
Gain on extinguishment of debt	(1,252,131)	0	0	0
Impairment of goodwill and intangible assets	0	0	949,877	0
Interest expense default penalty	0	635,507	0	0
Share-based compensation: common stock	203,124	203,126	406,250	864,079
Share-based compensation: stock options	0	113,488	140,668	256,187
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivable	269,109	(189,829)	(330,883)	232,218
Decrease in prepaid expenses and other assets	(33,895)	44,646	57,340	19,805
Increase in accounts payable and accrued expenses	375,847	285,798	766,867	1,482,590
Increase in deferred revenue	0	0	69,291	602,349
Net change in operating lease assets and liabilities	75,634	0	45,535	0
Other liabilities	30,238	(55,322)	0	0
Net cash used in operating activities	(318,895)	(1,082,208)	(328,251)	(916,407)
Cash flows from investing activities:
Cash paid for acquisition of assets of SpeedConnect	0	(1,000,000)	0	0
Acquisition of property and equipment	(271,138)	0	(103,515)	(1,336)
Payment for business acquisitions, net of cash acquired	0	0	(798,386)	41,950
Net cash provided by (used in) investing activities	(271,138)	(1,000,000)	(901,901)	40,614
Cash flows from financing activities:
Proceeds from stock subscriptions	0	0	0	367,500
Proceeds from debt - related party	2,400	456,390	293,707	574,694
Proceeds from debt - third party	1,311,800	2,659,181	2,613,047	20,000
Payments on loans, advances and agreements	(619,227)	(913,978)	(1,440,139)	(76,136)
Payments on notes payable - related parties	(188,238)	(39,807)	(50,720)	0
Payments on financing lease liabilities	0	(9,889)	(25,357)	(14,859)
Net cash provided by financing activities	506,735	2,151,897	1,390,538	871,199
Net change in cash	(83,298)	69,689	160,386	(4,594)
Cash and cash equivalents - beginning of period	192,172	31,786	31,786	36,380
Cash and cash equivalents - end of period	108,874	101,475	192,172	31,786
Supplemental cash flow information:
Cash used for interest expense	115,493	9,857	0	11,292
Cash used for taxes	0	0	0	0
Non-cash investing and financing activities:
Debt discount on factoring agreement	216,720	2,011,600	0	0
Acquisition of assets of SpeedConnect - liabilities assumed	0	1,662,013	0	0
Common stock issued in conversion of convertible notes	2,258,637	0	0	0
Convertible preferred Series A and B reclassified to mezzanine equity	4,790,884	0	0	0
Discount on derivative financial instruments	0	0	1,774,000	0
Common stock issued for prepaid expenses	0	0	0	479,250
Common stock issued for acquisition of Blue Collar	0	0	0	845,000
Note Payable issued for acquisition, net of discount	0	0	0	1,533,217
Stock subscription for conversion of debt	0	0	0	2,000
Liabilities assumed in SpeedConnect asset acquisition	0	0	7,057,041	0
Operating lease liabilities and right of use assets	$ 0	$ 0	$ 611,876	$ 0